U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.   Name and address of issuer:

                           SSgA Funds
                           909 A Street
                           Tacoma, Washington  98402

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

          SSgA Money Market Fund
          SSgA US Government Money Market Fund
          SSgA Yield Plus Fund
          SSgA S&P 500 Index Fund
          SSgA Small Cap Fund
          SSgA Matrix Equity Fund
          SSgA Bond Market Fund
          SSgA Emerging Markets Fund
          SSgA US Treasury Money Market Portfolio
          SSgA Growth and Income Fund
          SSgA Intermediate Fund
          SSgA Prime Money Market Portfolio
          SSgA Tax Free Money Market Fund
          SSgA Active International Fund
          SSgA Life Solutions Balanced Fund
          SSgA Life Solutions Growth Fund
          SSgA Life Solutions Income and Growth Fund
          SSgA Real Estate Equity Fund
          SSgA Special Equity Fund
          SSgA International Growth Opportunities Fund
          SSgA High Yield Bond Fund

3.   Investment Company Act File Number:    811-5430

     Securities Act File Number:            33-19229

4(a). Last day of fiscal year for which this Form is filed:

                                    08/31/98

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

      Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:


       (i)      Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                                                    $127,310,790,823.00

       (ii)     Aggregate price of securities
                redeemed or repurchased during the
                fiscal year:                             $124,172,301,190.00

       (iii)    Aggregate price of securities
                redeemed or repurchased  during any
                prior fiscal year ending no earlier
                than October 11, 1995 that were not
                previously used to reduce
                registration fees payable to the
                Commission:                              $        --
                                                         -------------------

       (iv)     Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                                        $124,172,301,190.00

       (v)      Net sales -- if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                                                     $  3,138,489,633.00

       ----------------------------------------------------------------------
       (vi)     Redemption credits available for use
                in future years -- if Item 5(i) is
                less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)                $(       --       )
                                                         -------------------

       -----------------------------------------------------------------------

       (vii)    Multiplier for determining
                registration fee (See Instruction
                C.9):                                                                X           .000278
                                                                                     -------------------
       (viii)   Registration fee due [multiply Item
                5(v) by Item 5(vii)] (enter "0" if
                no fee is due):                                                      =$       872,500.00
                                                                                     ===================

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other unites) deducted here: Not Applicable. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is field that are available for use by the issuer in future fiscal years, then state that number here: Not Applicable.

7. Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                             +$      0
                                                             ------------------

8. Total amount of the registration fee due plus any interest due [Item 5(viii) plus line 7]:

                                                             =$      872,500.00
                                                             ==================

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 16, 1998

      Account Number: 0000826686

      Method of Delivery:

         [X]    Wire transfer
         [ ]    Mail or other means


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*           /s/ Deedra S. Walkey
                                          -------------------------------------
                                          Deedra S. Walkey, Assistant Secretary



Dated:  November 20, 1998


 * Please print the name and title of the signing officer below the signature.